Submission	Jun. 05, 2025
Submission [Line Items]
Central Index Key	0001388295
Registrant Name	OneMeta Inc.
Registration File Number	333-283974
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES